FINANCIAL INSTRUMENTS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Accounts Payable And Accrued Liabilities	$ 9,469,000	$ 3,260,000
Amounts Due To Related Parties	28,000	$ 163,000
Less Than One Year [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	9,469,000
Amounts Due To Related Parties	28,000
Note Payable	5,000,000
Minimum rental and lease payments	105,000
Finance Lease Obligations	1,043,000
Total	15,645,000
Financial Instruments [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	9,469,000
Amounts Due To Related Parties	28,000
Note Payable	5,000,000
Minimum rental and lease payments	850,000
Finance Lease Obligations	1,819,000
Total	17,166,000
Later than one year and not later than five years [member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Amounts Due To Related Parties	0
Note Payable	0
Minimum rental and lease payments	347,000
Finance Lease Obligations	776,000
Total	1,123,000
More Than 5 Years [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Amounts Due To Related Parties	0
Note Payable	0
Minimum rental and lease payments	398,000
Finance Lease Obligations	0
Total	$ 398,000